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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2009

Check here if Amendment [  ]; Amendment Number: ___________________

         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Blue Harbour Group, LP
Address:          646 Steamboat Rd.
                  Greenwich, Connecticut 06830

Form 13F File Number:         028-11705
                           -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             John Ernenwein
Title:            Chief Financial Officer
Phone:            203.422.6564

Signature, Place, and Date of Signing:


/s/ John Ernenwein               Greenwich, Connecticut           May 15, 2009
-------------------------        ----------------------          ---------------
    [Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                        0
                                                                      -----

Form 13F Information Table Entry Total:                                  13
                                                                      -----

Form 13F Information Table Value Total:                            $384,482
                                                                 ----------
                                                                 (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            NONE

                                                       Blue Harbour Group, LP
                                                     Form 13F Information Table
                                                    Quarter ended March 31, 2009



                                                                                     INVESTMENT DISCRETION        VOTING AUTHORITY

                                                  FAIR MARKET
                                TITLE OF   CUSIP     VALUE      SHARES/   SH/  PUT/       SHARED  SHARED OTHER
ISSUER                           CLASS     NUMBER  (X 1000S)  PRN AMOUNT  PRN  CALL  SOLE DEFINED OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
BURGER KING HLDGS INC             COM    121208201   $51,406   2,239,900  SH         SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
CHARLES RIV LABS INTL INC         COM    159864107   $13,804     507,300  SH         SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
COMMUNITY HEALTH SYS INC NEW      COM    203668108   $15,705   1,023,811  SH         SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
                                  COM
COMTECH TELECOMMUNICATIONS        NEW    205826209   $8,681      350,480  SH         SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
COPART INC                        COM    217204106   $3,118      105,121  SH         SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
DOMINOS PIZZA INC                 COM    25754A201   $22,752   3,473,543  SH         SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
GRANITE CONSTR INC                COM    387328107   $3,173       84,650  SH         SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
LIFE TECHNOLOGIES CORP            COM    53217V109   $66,649   2,052,015  SH         SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
MILLER HERMAN INC                 COM    600544100   $20,342   1,908,261  SH         SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
ONEOK INC NEW                     COM    682680103   $79,998   3,535,047  SH         SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
                                  COM
PARAMETRIC TECHNOLOGY CORP        NEW    699173209   $2,994      300,000  SH         SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
PHILLIPS VAN HEUSEN CORP          COM    718592108   $79,127   3,488,848  SH         SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
SOUTHERN UN CO NEW                COM    844030106   $16,733   1,099,400  SH         SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value
(in thousands)                                       $384,482

